Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Policies for Property, Plant and Equipment

Details as to the Company’s policies for property, plant and equipment are as follows:

Asset	Amortization method	Amortization period
Data miners	Straight-line	12 - 36 months
Equipment	Straight-line	36 and 120 months
Leasehold improvement	Straight-line	120 months
Powerplant in use	Straight-line	480 months

Schedule of Consolidated Statements of Cash Flows

Adjustments to consolidated statements of cash flows for the year ended December 31, 2022 – Restatement

	Year ended December 31
	2022 (as reported)	Adjustments	2022 (as restated)
Cash flows provided by (used in) in operating activities
Net loss	4,329,342	-	4,329,342
Adjustments for:
Proceeds from sale of digital assets	15,528,972	(12,084,280)	3,444,692
Net change in cash related to operating activities	(3,410,899)	(12,084,280)	(15,495,179)

Cash flows provided by (used in) in investing activities
Acquisition of digital currencies	-	(3,932,000)	(3,932,000)
Proceeds from sale of digital assets	-	16,016,280	16,016,280
Net change in cash related to investing activities	(14,513,038)	12,084,280	(2,428,758)

Adjustments to consolidated statements of cash flows for the year ended December 31, 2023 - Restatement

	Year ended December 31
	2023 (as reported)	Adjustments	2023 (as restated)
Cash flows provided by (used in) in operating activities
Net loss	(21,885,410)	-	(21,885,410)
Adjustments for:
Proceeds from sale of digital assets	1,388,123	(19,264,980)	(17,876,857)
Net change in cash related to operating activities	5,692,022	(19,264,980)	(13,572,958)

Cash flows provided by (used in) in investing activities
Proceeds from sale of digital assets	-	19,264,980	19,264,980
Net change in cash related to investing activities	(7,257,482)	19,264,980	12,007,498)